Income Taxes - Narrative (Details) - EUR (€) € in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Operating Loss Carryforwards [Line Items]
Income tax benefit	€ 6	€ (6,913)	€ (1,256)	€ (8,035)
Weighted average tax rate	39.90%
Effective tax rate	(0.20%)	25.60%	11.10%	3.30%
Unrecognized tax benefits	€ 2,900		€ 2,900
Foreign Tax Authority
Operating Loss Carryforwards [Line Items]
German statutory tax rate	31.00%